Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Issued capital [member]	Non-controlling interests [member]	Subscriptions receivable [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2020	$ 50,630,439	$ 257,154	$ (1,900,857)	$ 1,788,051	$ (33,900,850)	$ (9,167,848)	$ 7,706,089
Balance, shares at Dec. 31, 2020	16,155,812
IfrsStatementLineItems [Line Items]
Net loss						(4,489,198)	(4,489,198)	[1]
Adjustment against capital and retained earnings					(16,517)		(16,517)
Foreign currency translation adjustments				230,081			230,081	[1]
GeniusU Shares issued for cash	3,127,442						3,127,442
Shares issued in satisfaction of liability
Shares issued for conversion of convertible notes	$ 181,175						181,175
Shares issued for conversion of convertible notes, shares
Funds received for shares to be issued		953,087					953,087
Share based compensation	$ 293,837						293,837
Share based compensation, shares
Non-controlling interest	$ (3,308,617)	3,134,658		10,597		163,362
Balance at Dec. 31, 2021	$ 50,924,276	4,344,899	(1,900,857)	2,028,729	(33,917,367)	(13,493,684)	7,985,996
Balance, shares at Dec. 31, 2021	16,155,812
IfrsStatementLineItems [Line Items]
Net loss		(206,021)				(55,045,526)	(55,251,547)
Foreign currency translation adjustments				(1,045,076)			(1,045,076)
GeniusU Shares issued for cash		2,655,739					2,655,739
Shares issued for conversion of convertible notes	$ 7,829,607						7,829,607
Shares issued for conversion of convertible notes, shares	1,554,097
Share based compensation	$ 1,308,784						1,308,784
Share based compensation, shares	109,923
Proceeds from IPO (net)	$ 15,202,858						15,202,858
Proceeds from IPO (net), shares	3,913,410
Share options GG IPO April 2022	$ 270,476						270,476
Share options GG IPO April 2022, shares	45,580
Shares issued for IPO acquisition	$ 35,098,001						35,098,001
Shares issued for IPO acquisition, shares	5,975,407
Shares cancelled in satisfaction of liability, net of derivative liability	$ (100,002)						(100,002)
Shares cancelled in satisfaction of liability, net of derivative liability, shares	(49,002)
Balance at Dec. 31, 2022	$ 110,534,000	$ 6,794,617	$ (1,900,857)	$ 983,653	$ (33,917,367)	$ (68,539,210)	$ 13,954,836
Balance, shares at Dec. 31, 2022	27,705,227

[1]	Restatement details in Note 2